CONTRIBUTED EQUITY - Schedule of Movements in Issued Capital (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Beginning balance	$ 92,443,999	$ 51,339,595
Issue of shares – share placements	$ 45,717,352	$ 70,919,564
Issue of shares – exercise of options (in shares)	2,118,279	1,525,000	11,262,000
Issue of shares – exercise of options	$ 566,156	$ 205,525
Issue of shares – payment of expenses	5,230,000
Share issue costs	(1,765,836)	(2,638,062)
Ending balance	$ 88,299,689	$ 92,443,999	$ 51,339,595
Issued capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	319,927,854	257,244,759	193,493,973
Beginning balance	$ 197,985,920	$ 112,959,638	$ 58,764,248
Issue of shares – share placements (in shares)	14,000,000	34,951,630	43,476,381
Issue of shares – share placements	$ 45,717,352	$ 70,919,564	$ 45,740,157
Issue of shares – exercise of options (in shares)	2,047,487	1,525,000	11,231,823
Issue of shares – exercise of options	$ 971,471	$ 205,525	$ 4,335,005
Issue of shares – conversion of RSUs (in shares)	1,540,516	1,639,496	341,461
Issue of shares – conversion of RSUs	$ 2,234,348	$ 2,094,041	$ 225,734
Issue of shares – conversion of rights (in shares)	595,000	24,273,335	5,140,420
Issue of shares – conversion of rights	$ 603,498	$ 13,724,952	$ 2,757,730
Issue of shares to consultant (in shares)		151,760	554,538
Issue of shares to consultants		$ 470,262	$ 470,000
Issue of shares to Blacksand in lieu of cash (in shares)			3,006,163
Issue of shares to Blacksand in lieu of cash			$ 2,000,000
Issue of shares to Directors in lieu of cash bonus (in shares)		141,844
Issue of shares to Director in lieu of cash bonus		$ 250,000
Issue of shares – payment of expenses (in shares)	1,273,179
Issue of shares – payment of expenses	$ 5,230,000
Conversion of performance shares (in shares)	30	30
Share issue costs	$ (1,765,836)	$ (2,638,062)	$ (1,333,236)
Ending balance (in shares)	339,384,066	319,927,854	257,244,759
Ending balance	$ 250,976,753	$ 197,985,920	$ 112,959,638
Class A Performance Shares | Issued capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	0	19,800,000	19,800,000
Conversion of performance shares (in shares)		(19,800,000)
Ending balance (in shares)	0	0	19,800,000
Class B Performance Shares | Issued capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	19,800,000	19,800,000	19,800,000
Conversion of performance shares (in shares)	(19,800,000)
Ending balance (in shares)	0	19,800,000	19,800,000